Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Expenses
Research and development	$ 609,823	$ 277,359	$ 1,045,493	$ 549,920	$ 1,178,837	$ 747,502	$ 937,426	$ 637,661
Professional and consulting fees	185,572	151,916	446,922	314,937	601,491	407,941	574,875	250,943
General and administrative	324,200	183,660	491,948	258,322	549,947	205,248	302,353	345,293
Imputed interest expense (Note 6)	0	0	0	30,711	27,677	55,647	101,985	7,282
Interest expense	9,963	5,094	10,363	22,269	6,212	10,868	28,629	0
Depreciation (Note 5)	17,002	11,492	27,414	22,691	34,036	1,349	1,772	2,330
Other income	(25,208)	(21,696)	(25,295)	(502,037)	(46,026)	0	(495,271)	(306,450)
Share-based compensation expense (Notes 8(v) and 9)	1,297,558	19,748	1,669,195	90,286	112,573	0	0	0
Operating Income (Loss)	(2,418,910)	(627,573)	(3,666,040)	(787,099)	(2,464,747)	(1,428,555)	(1,451,769)	(937,059)
Net loss for the period	(2,418,910)	(627,573)	(3,666,040)	(787,099)	(2,464,747)	(1,428,555)	(1,451,769)	(937,059)
Foreign exchange translation adjustment for the period	0	(3,116)	24,799	(3,098)	(24,390)	(553)	18,284	23,013
Net loss and comprehensive loss for the period	$ (2,418,910)	$ (630,689)	$ (3,641,241)	$ (790,197)	$ (2,489,137)	$ (1,429,108)	$ (1,433,485)	$ (914,046)
Loss per share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.16)	$ (0.12)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding - basic and diluted (in shares)	68,765,736	46,022,905	57,773,973	41,390,813	15,358,291	11,602,879	11,612,900	10,375,937